SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                     [ ]

         Post-Effective Amendment No.    2        (File No. 333-00519)   [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              6       (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, P.O. Box 5555, Albany NY                 12205-0555
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-7981
--------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]  on October 26, 1998 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3  (a)            Expense summary
   (b)            The annuities in brief
4  (a)            NA
   (b)            Performance information
   (c)            Financial statements
5  (a)            Cover page; About American Centurion Life
   (b)            The variable account
   (c)            The funds
   (d)            Cover page; The funds
   (e)            Voting rights
   (f)            NA
   (g)            NA
6  (a)            Charges
   (b)            Expense summary; Charges
   (c)            Charges
   (d)            Distribution of the contracts
   (e)            The funds
   (f)            NA
7  (a)            Buying your annuity; Benefits in case of death; The annuity payout period
   (b)            The variable account; Transferring money between subaccounts;
                  Transfer policies
   (c)            The funds; Charges
   (d)            Cover page
8  (a)            The annuity payout period
   (b)            Buying your annuity
   (c)            The annuity payout period
   (d)            The annuity payout period
   (e)            The annuity payout period
   (f)            The annuity payout period
9  (a)            Benefits in case of death
   (b)            Benefits in case of death
10 (a)            Buying your annuity; Valuing your investment
   (b)            Valuing your investment
   (c)            Valuing your investment
   (d)            About American Centurion Life
11 (a)            Withdrawals from your contract
   (b)            NA
   (c)            Withdrawals from your contract
   (d)            Buying your annuity
   (e)            The annuities in brief
12 (a)            Taxes
   (b)            Key terms
   (c)            NA
13                NA
14                Table of contents of the Statement of Additional Information


                                     PART B

Item No.          Section in Statement of Additional Information
15 (a)            Cover Page
   (b)            NA
16                Table of Contents
17 (a)            NA
   (b)            NA
   (c)            About American Centurion Life*
18 (a)            NA
   (b)            NA
   (c)            Independent Auditors
   (d)            NA
   (e)            NA
   (f)            NA
19 (a)            Distribution of the contracts*
   (b)            NA
20 (a)            Principal Underwriter
   (b)            Principal Underwriter
   (c)            NA
   (d)            NA
21 (a)            Performance Information
   (b)            Performance Information
22                Calculating Annuity Payouts
23 (a)            NA
   (b)            Financial Statements

*Designates page number in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

ACL Personal Portfolio Plus2 / ACL Personal PortfolioSM
Oct. __, 1998
Variable Annuity Prospectus


The flexible premium variable annuity contracts described in the prospectus are offered by American Centurion Life Assurance Company (American Centurion Life), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuities are available for individual retirement annuities (IRAs), simplified employee pension plans (SEPs), Roth IRAs and nonqualified retirement plans. The information in the prospectus relates to both annuities unless we state otherwise.


ACL Variable Annuity Account 2

Sold by: American Centurion Life Assurance Company
Home Office: 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555
Telephone: 800-504-0469


This prospectus contains information about the variable account that you should know before investing. Refer to "The variable account" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase one of these annuities as a replacement for, or in addition to an existing annuity.

The prospectus is accompanied or preceded by the following prospectuses: For ACL Personal Portfolio Plus2: AIM Variable Insurance Funds, Inc.; American Century Variable Portfolios, Inc.; IDS Life Retirement Annuity Mutual Funds; Janus Aspen Series; OCC Accumulation Trust; Oppenheimer Variable Account Funds; and Putnam Variable Trust - Class IB Shares. For ACL Personal PortfolioSM: GT Global Variable Investment Funds; IDS Life Retirement Annuity Mutual Funds; OCC
Accumulation Trust; and Putnam Variable Trust - Class IA Shares. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

American Centurion Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investments in this annuity involve investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated Oct. __, 1998 (incorporated by reference into this prospectus) and filed with the Securities and Exchange Commission (SEC), is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

                                            Table of contents


Key terms.................................................................
The annuities in brief....................................................
Expense summary...........................................................
Financial statements......................................................
Performance information...................................................
The variable account......................................................
The funds.................................................................
     AIM V.I. Growth and Income Fund......................................
     AIM V.I. International Equity Fund...................................
     AIM V.I. Value Fund..................................................
     American Century VP Income and Growth................................
     American Century VP Value............................................
     GT Global Variable Latin America Fund................................
     GT Global Variable New Pacific Fund..................................
     IDS Life Aggressive Growth Fund......................................
     IDS Life Capital Resource Fund.......................................
     IDS Life Growth Dimensions Fund......................................
     IDS Life International Equity Fund...................................
     IDS Life Managed Fund................................................
     IDS Life Moneyshare Fund.............................................
     IDS Life Special Income Fund.........................................
     Janus Aspen Series Balanced Portfolio................................
     Janus Aspen Series Worldwide Growth Portfolio........................
     OCC Accumulation Trust Equity Portfolio..............................
     OCC Accumulation Trust Managed Portfolio.............................
     OCC Accumulation Trust Small Cap Portfolio...........................
     OCC Accumulation Trust U.S. Government Income Portfolio..............
     Oppenheimer Variable Account Growth Fund.............................
     Oppenheimer Variable Account High Income Fund........................
     Putnam VT Diversified Income Fund - Class IA and IB Shares...........
     Putnam VT Growth and Income Fund - Class IA and IB Shares............
     Putnam VT High Yield Fund - Class IA and IB Shares...................
     Putnam VT New Opportunities Fund - Class IA Shares...................
     Putnam VT Voyager Fund - Class IB Shares.............................
The fixed account.........................................................
Buying your annuity.......................................................
     The retirement date..................................................
     Beneficiary..........................................................
     How to make payments.................................................
Charges...................................................................
     Contract administrative charge.......................................
     Variable account administrative charge...............................
     Mortality and expense risk fee.......................................
     Withdrawal charge....................................................
     Waiver of withdrawal charge..........................................
Valuing your investment...................................................
     Number of units......................................................
     Accumulation unit value..............................................
     Net investment factor................................................
     Factors that affect variable subaccount accumulation units...........

Making the most of your annuity...........................................
     Automated dollar-cost averaging......................................
     Transferring money between subaccounts...............................
     Transfer policies....................................................
     Two ways to request a transfer or a withdrawal.......................
Withdrawals from your contract............................................
     Withdrawal policies..................................................
     Receiving payment when you request a withdrawal......................
Changing ownership........................................................
Benefits in case of death.................................................
The annuity payout period.................................................
     Annuity payout plans.................................................
     Death after annuity payouts begin....................................
Taxes.....................................................................
Voting rights.............................................................
Substitution of investments...............................................
Distribution of the contracts.............................................
About American Centurion Life.............................................
Year 2000.................................................................
Regular and special reports...............................................
     Services.............................................................
     Table of contents of the Statement of Additional Information.........

Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity  -  A  contract   purchased  from  an  insurance   company  that  offers
tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Centurion Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds (See "The funds" ).

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Centurion Life for an annuity.

Qualified annuity - An annuity purchased for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o        Individual Retirement Annuities (IRAs), including Roth IRAs
o        Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one mutual fund (See "The variable account"). The value of your investment in each variable subaccount changes with the performance of the underlying mutual fund.

Withdrawal charge - A deferred sales charge that may be applied if you make a withdrawal from your annuity before the retirement date.

Withdrawal value - The amount you are entitled to receive if you fully withdraw your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.


The annuities in brief

Purpose: Each annuity is designed to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.


Ten-day free look: You may return your annuity to your agent or to our Albany home office within 10 days after it is delivered to you and receive a full refund of all your purchase payments.

Accounts: You may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at a rate that is adjusted periodically by American Centurion Life. (p. )

Buying the annuity: Your agent will help you complete and submit an application. Applications are subject to acceptance at our Albany home office. You may buy a nonqualified annuity or a qualified annuity. Payment must be made in a lump sum with the option of additional payments in the future. (p. )

o    Minimum initial payment - $2,000 (without prior approval)

o    Minimum additional payment - $50

o    Maximum total payment(s) - $1,000,000 (without prior approval)

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Payment in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. (p. )

Taxes: Generally, your annuity grows tax-deferred until you fully withdraw it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow tax free if you meet certain distribution requirements. (p. )


Charges: Your annuity is subject to a $30 annual contract administrative charge, a 0.15% variable account administrative charge, a 1.25% mortality and expense risk fee and a withdrawal charge. (p. )


Expense summary


The purpose of this table is to help you understand the various costs and expenses associated with your annuity.

You pay no sales charge when you purchase your annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Charges."

Contract  owner  expenses  for ACL  Personal  Portfolio  Plus2 and ACL  Personal
PortfolioSM:


Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment)

         Contract years from                     Withdrawal charge
           payment receipt                          percentage
                  1                                     7%
                  2                                     6%
                  3                                     5%
                  4                                     4%
                  5                                     3%
                  6                                     2%
                  7                                     1%
             Thereafter                                 0%

Annual contract administrative charge:                        $30

Variable account annual expenses

     Variable account administrative charge
     (as a percentage of average daily net assets
     of the underlying fund)...............................................0.15%

     Mortality and expense risk fee
     (as a percentage of average daily net assets
     of the underlying fund)...............................................1.25%

     Total variable account annual expenses................................1.40%


Annual operating expenses of mutual funds underlying ACL Personal Portfolio Plus2 (management fees and other expenses deducted as a percentage of average net assets as follows:)


                                                                 American
                   AIM V.I.       AIM V.I.                       Century VP      American       IDS Life
                   Growth and     International   AIM V.I.       Income and      Century VP     Aggressive
                   Income+        Equity+         Value+         Growth          Value          Growth

Management fees       0.63%          0.75%           0.62%          0.70%           1.00%          0.60%

12b-1 fees            -              -               -              -               -              -

Other expenses        0.06           0.18            0.08           0.00            0.00           0.07

Total                 0.69%+         0.93%+          0.70%+         0.70%           1.00%          0.67%**







                   IDS Life       IDS Life        IDS Life
                   Capital        Growth          International  IDS Life        IDS Life       IDS Life
                   Resource       Dimensions      Equity         Managed         Moneyshare     Special
                                                                                                Income

Management fees       0.60%          0.63%           0.83%          0.59%           0.51%          0.60%

12b-1 fees            -              -               -              -               -              -

Other expenses        0.07           0.08            0.11           0.05            0.06           0.07

Total                 0.67%**        0.71%**         0.94%**        0.64%**         0.57%**        0.67%**

                                                                                                OCC
                                                                                                Accumulation
                                  Janus Aspen                                                   Trust U.S.
                   Janus Aspen    Series                         OCC             OCC            Government
                   Series         Worldwide       OCC            Accumulation    Accumulation   Income
                   Balanced       Growth          Accumulation   Trust Managed   Trust Small    (after
                   (after fee     (after  fee     Trust Equity                   Cap            expense
                   reductions)    reductions)                                                   limitations)

Management fees     0.76%          0.66%           0.80%          0.80%           0.80%          0.47%

12b-1 fees          -              -               -              -               -              -

Other expenses      0.07           0.08            0.19           0.07            0.17           0.46

Total               0.83%++        0.74%++         0.99%***       0.87%***        0.97%***       0.93%***

                   Oppenheimer    Oppenheimer     Putnam VT      Putnam VT      Putnam VT
                   Variable       Variable        Diversified    Growth and     High Yield      Putnam VT
                   Account        Account High    Income Fund    Income Fund    Fund - Class    Voyager Fund
                   Growth         Income          - Class IB     - Class IB     IB              - Class IB

Management fees     0.73%          0.75%           0.69%          0.47%          0.66%           0.58%

12b-1 fees          -              -               0.15           0.15           0.15            0.15

Other expenses      0.02           0.07            0.11           0.04           0.06            0.05

Total               0.75%+         0.82%+          0.95%+         0.66%+         0.87%+          0.78%+

+ Operating expenses of the underlying funds at Dec. 31, 1997. A I M Advisers, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.
* Premium taxes imposed by some state and local governments are not reflected in this table.
**   Annualized operating expenses of underlying funds at Dec. 31, 1997.
*** Total Portfolio Expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Equity, Managed, Small Cap and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses would have been: .80%, .19% and .99%, respectively, for the Equity Portfolio, .80%, .07% and .87%, respectively, for the Managed Portfolio, .80%, .17% and .97%, respectively, for the Small Cap Portfolio and .60%, .46% and 1.06%, respectively, for the U.S. Government Income Portfolio for the fiscal year ended December 31, 1997.
+    Operating expenses of the underlying funds at Dec. 31, 1997.
++ The figures given above are based on gross expenses before expense offset arrangements, if any, during 1997, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: .77%, .06% and .83%, respectively, for Janus Aspen Series Balanced Portfolio, and .72%, .09% and .81%, respectively, for Janus Aspen Series Worldwide Growth Portfolio. See the Portfolios' prospectuses for a discussion of fee reductions.


Example:*


                                                                 American
                   AIM V.I.       AIM V.I.                       Century VP      American       IDS Life
                   Growth and     International   AIM V.I.       Income and      Century VP     Aggressive
                   Income+        Equity+         Value+         Growth          Value          Growth

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year              $ 92.72        $ 95.18         $ 92.83        $ 92.83        $ 95.90         $ 92.52

3 years              120.05         127.44          120.36         120.36         129.59          119.43

5 years              149.99         162.33          150.51         150.51         165.90          148.96

10 years             257.26         281.91          258.30         258.30         288.99          255.18

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year              $ 22.72        $ 25.18         $ 22.83        $ 22.83        $ 25.90         $ 22.52

3 years               70.05          77.44           70.36          70.36          79.59           69.43

5 years              119.99         132.33          120.51         120.51         135.90          118.96

10 years             257.26         281.91          258.30         258.30         288.99          255.18


                   IDS Life       IDS Life        IDS Life
                   Capital        Growth          International  IDS Life       IDS Life        IDS Life
                   Resource       Dimensions      Equity         Managed        Moneyshare      Special Income

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year              $ 92.52        $ 92.93         $ 95.29        $ 92.21        $ 91.49         $ 92.52

3 years              119.43         120.67          127.75         118.50         116.34          119.43

5 years              148.96         151.02          162.84         147.40         143.78          148.96

10 years             255.18         259.34          282.92         252.05         244.72          255.18

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year              $ 22.52        $ 22.93         $ 25.29        $ 22.21        $ 21.49         $ 22.52

3 years               69.43          70.67           77.75          68.50          66.34           69.43

5 years              118.96         121.02          132.84         117.40         113.78          118.96

10 years             255.18         259.34          282.92         252.05         244.72          255.18

                                                                                                OCC
                                  Janus Aspen                    OCC            OCC             Accumulation
                   Janus Aspen    Series          OCC            Accumulation   Accumulation    Trust U.S.
                   Series         Worldwide       Accumulation   Trust          Trust Small     Government
                   Balanced       Growth          Trust Equity   Managed        Cap             Income

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year              $ 94.16        $ 93.24         $ 95.80        $ 94.57        $ 95.59         $ 95.18

3 years              124.37         121.59          129.29         125.60         128.67          127.44

5 years              157.20         152.57          165.39         159.26         164.37          162.33

10 years             271.71         262.45          287.98         275.80         285.96          281.91

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year              $ 24.16        $ 23.24         $ 25.80        $ 24.57        $ 25.59         $ 25.18

3 years               74.37          71.59           79.29          75.60          78.67           77.44

5 years              127.20         122.57          135.39         129.26         134.37          132.33

10 years             271.71         262.45          287.98         275.80         285.96          281.91

                   Oppenheimer    Oppenheimer     Putnam VT      Putnam VT      Putnam VT
                   Variable       Variable        Diversified    Growth and     High Yield      Putnam VT
                   Account        Account High    Income Fund    Income Fund    Fund - Class    Voyager Fund -
                   Growth         Income          - Class IB     - Class IB     IB              Class IB

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year              $ 93.34        $ 94.06         $ 95.39        $ 92.42        $ 94.57         $ 93.65

3 years              121.90         124.06          128.06         119.12         125.60          122.83

5 years              153.09         156.69          163.35         148.44         159.26          154.63

10 years             263.48         270.69          283.94         254.14         275.80          266.57

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year              $ 23.34        $ 24.06         $ 25.39        $ 22.42        $ 24.57         $ 23.65

3 years               71.90          74.06           78.06          69.12          75.60           72.83

5 years              123.09         126.69          133.35         118.44         129.26          124.63

10 years             263.48         270.69          182.94         254.14         275.80          266.57

*    In  this  example,  the  $30  annual  contract   administrative  charge  is
     approximated as a .127% charge based on the average contract size. American
     Centurion  Life has entered  into  certain  arrangements  under which it is
     compensated   by  the  funds'   advisers   and/or   distributors   for  the
     administrative services it provides to the funds.

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Annual operating expenses of mutual funds underlying ACL Personal PortfolioSM (management fees and other expenses deducted as a percentage of average net assets as follows):


                    GT Global      GT Global
                    Variable       Variable New
                    Latin America  Pacific        IDS Life       IDS Life       IDS Life
                    (after         (after         Aggressive     Capital        International  IDS Life       IDS Life
                    expense        expense        Growth         Resource       Equity         Managed        Moneyshare
                    reimbursement) reimbursement)

Management fees          1.00%          1.00%        0.60%         0.60%            0.83%         0.59%           0.51%

Other expenses           0.25           0.09         0.07          0.07             0.11          0.05            0.06

Total                    1.25%++        1.09%++      0.67%*        0.67%*           0.94%*        0.64%*          0.57%*


                                                  OCC
                                                  Accumulation
                                                  Trust U.S.                                                  Putnam VT
                                   OCC            Government     Putnam VT      Putnam VT      Putnam VT      New
                    IDS Life       Accumulation   Income         Diversified    Growth and     High Yield     Opportunities
                    Special        Trust          (after         Income Fund    Income Fund    Fund -         Fund -
                    Income         Managed        expense        - Class IA     - Class IA     Class IA       Class IA
                                                  limitations)


Management fees         0.60%          0.80%          0.47%          0.69%          0.47%         0.66%           0.58%

Other expenses          0.07           0.07           0.46           0.11           0.04          0.06            0.05

Total                   0.67%*         0.87%**        0.93%**        0.80%+         0.51%+        0.72%+          0.63%+

* Annualized operating expenses of underlying mutual funds at Dec. 31, 1997. ** Total portfolio expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Managed and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses would have been: .80%, .07% and .87%, respectively, for the Managed Portfolio and .60%, .46% and 1.06%, respectively, for the U.S. Government Income Portfolio for the fiscal year ended December 31, 1997.
+    Operating expenses of the underlying mutual funds at Dec. 31, 1997.
++ Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1997 to reflect fee and reimbursement or waiver arrangements. If there had been no reimbursement of expenses by Chancellor LGT Asset Management and no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with "Management fees" stated first, then "Other expenses," followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, .40%, 1.40%; and GT Global Variable New Pacific Fund, 1.00%, .43%, 1.43%.


Example:*

                     GT Global
                     Variable       GT Global      IDS Life       IDS Life       IDS Life
                     Latin America  Variable New   Aggressive     Capital        International  IDS Life      IDS Life
                                    Pacific        Growth         Resource       Equity         Managed       Moneyshare

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year                $ 98.46        $ 96.82       $ 92.52         $ 92.52        $ 95.29        $ 92.21       $ 91.49

3 years                137.24         132.35        119.43          119.43         127.75         118.50        116.34

5 years                178.58         170.48        148.96          148.96         162.84         147.40        143.78

10 years               313.87         298.02        255.18          255.18         282.92         252.05        244.72

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year                $ 28.46        $ 26.82       $ 22.52         $ 22.52        $ 25.29        $ 22.21       $ 21.49

3 years                 87.24          82.35         69.43           69.43          77.75          68.50         66.34

5 years                148.58         140.48        118.96          118.96         132.84         117.40        113.78

10 years               313.87         298.02        255.18          255.18         282.92         252.05        244.72


                                                   OCC                           Putnam VT                    Putnam VT New
                                    OCC            Accumulation   Putnam VT      Growth and     Putnam VT     Opportunities
                     IDS Life       Accumulation   Trust U.S.     Diversified    Income         High Yield    Fund -
                     Special        Trust Managed  Government     Income Fund    Fund -         Fund -        Class IA
                     Income                        Income         - Class IA     Class IA       Class IA


You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:


1 year                $ 92.52         $ 94.57       $ 95.18         $ 93.85       $ 90.88        $ 93.03        $ 92.11

3 years                119.43          125.60        127.44          123.44        114.48         120.98         118.19

5 years                148.96          159.26        162.33          155.66        140.66         151.54         146.89

10 years               255.18          275.80        281.91          268.63        238.39         260.38         251.01

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:


1 year                $ 22.52         $ 24.57       $ 25.18         $ 23.85       $ 20.88        $ 23.03        $ 22.11

3 years                 69.43           75.60         77.44           73.44         64.48          70.98          68.19

5 years                118.96          129.26        132.33          125.66        110.66         121.54         116.89

10 years               255.18          275.80        281.91          268.63        238.39         260.38         251.01


* In this example, the $30 annual contract administrative charge is approximated as a .127% charge based on the average contract size. American Centurion Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to the funds.

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Financial statements


The SAI dated Oct. __, 1998 contains the audited financial statements of American Centurion Life including:


     -   balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and
     - related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1997, 1996, and 1995.

     The SAI does not include financial statements of the variable account because this new account had no activity in 1997.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular subaccount during a particular time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.

Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For subaccounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, variable account administrative charge, mortality and expense risk fee, and withdrawal charge, assuming a full withdrawal at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee, variable account administrative charge and withdrawal charge, assuming a withdrawal at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all annuity charges that have the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Centurion Life at the address or telephone number on the cover.


The variable account

Under your ACL Personal Portfolio Plus2 contract, purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                               Subaccount

AIM V.I. Growth and Income Fund                                   IGN
AIM V.I. International Equity Fund                                IIN
AIM V.I. Value Fund                                               IVA
American Century VP Income and Growth                             IIG
American Century VP Value                                         IVL
IDS Life Aggressive Growth Fund                                   IAG
IDS Life Capital Resource Fund                                    ICR
IDS Life Growth Dimensions Fund                                   IGD
IDS Life International Equity Fund                                IIE
IDS Life Managed Fund                                             IMG
IDS Life Moneyshare Fund                                          IMS
IDS Life Special Income Fund                                      ISI
Janus Aspen Series Balanced Portfolio                             ISB
Janus Aspen Series Worldwide Growth Portfolio                     IWG
OCC Accumulation Trust Equity Portfolio                           IEQ
OCC Accumulation Trust Managed Portfolio                          IMD
OCC Accumulation Trust Small Cap Portfolio                        ISC
OCC Accumulation Trust U.S. Government Income Portfolio           IUS
Oppenheimer Variable Account Growth Fund                          IGR
Oppenheimer Variable Account High Income Fund                     IHI
Putnam VT Diversified Income Fund - Class IB Shares               IPD

Putnam VT Growth and Income Fund - Class IB Shares                IPG
Putnam VT High Yield Fund - Class IB Shares                       IPH
Putnam VT Voyager - Class IB Shares                               IPV

Under your ACL Personal PortfolioSM contract, purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:


                                                             Subaccount


GT Global Variable Latin America Fund                           ILA
GT Global Variable New Pacific Fund                             IPA
IDS Life Aggressive Growth Fund                                 IAG
IDS Life Capital Resource Fund                                  ICR
IDS Life International Equity Fund                              IIE
IDS Life Managed Fund                                           IMG
IDS Life Moneyshare Fund                                        IMS
IDS Life Special Income Fund                                    ISI
OCC Accumulation Trust Managed Portfolio                        IMD
OCC Accumulation Trust U.S. Government Income Portfolio         IUS
Putnam VT Diversified Income Fund - Class IA Shares             IDI
Putnam VT Growth and Income Fund - Class IA Shares              IGI
Putnam VT High Yield Fund - Class IA Shares                     IHY
Putnam VT New Opportunities Fund - Class IA Shares              INO


Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other variable subaccount or of our general business.

The variable account was established under New York law on October 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.


The funds

AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

AIM V.I. International Equity Fund
Objective:   long-term  growth  of  capital.  Invests  in  international  equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

AIM V.I. Value Fund
Objective: long-term growth of capital. Invests primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

American Century VP Income and Growth
Objective: dividend growth, current income and capital appreciation. Invests primarily in common stocks.

American Century VP Value
Objective: long-term capital growth with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.


GT Global Variable Latin America Fund
Objective: capital appreciation. Normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future.

GT Global Variable New Pacific Fund
Objective: long-term growth of capital. Normally invests at least 65% of its total assets in equity securities of issuers domiciled in Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand. Equity securities in which the Fund may invest include common stock, preferred stock, convertible debt securities and warrants to acquire such securities.

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.


IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.


IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Special Income Fund
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.


Janus Aspen Series Balanced Portfolio
Objective: long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

OCC Accumulation Trust Equity Portfolio
Objective: long term capital appreciation. Invests in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.


OCC Accumulation Trust Managed Portfolio
Objective: growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.


OCC Accumulation Trust Small Cap Portfolio
Objective: capital appreciation. Invests in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.


OCC Accumulation Trust U.S. Government Income Portfolio
Objective: high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.


Oppenheimer Variable Account Growth Fund
Objective: capital appreciation. Invests in securities of well-known established companies.

Oppenheimer Variable Account High Income Fund
Objective: high level of current income. Invests in high-yield, fixed-income securities, including unrated securities or high-risk securities in the lower rating categories, commonly known as "junk bonds". These securities are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

Putnam VT Diversified Income Fund - Class IA and IB Shares
Objective: high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust prospectus for further information on the risks associated with this fund's investments in high yield higher-risk fixed income securities.

Putnam VT Growth and Income Fund - Class IA and IB Shares
Objective: capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.

Putnam VT High Yield Fund - Class IA and IB Shares
Objective: high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Putnam Variable Trust prospectus.

Putnam VT New Opportunities Fund - Class IA Shares
Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.

Putnam VT Voyager Fund - Class IB Shares
Objective:  capital  appreciation  by investing  primarily  in common  stocks of
companies   that  Putnam   Management   believes  have   potential  for  capital
appreciation that is significantly greater than that of market averages.


More comprehensive information regarding each fund is contained in that fund's prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others. Please monitor your investment accordingly.

All funds are available to serve as the underlying investment for variable annuities, and some funds also are available to serve as the underlying investment for variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously.

Although American Centurion Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for the variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.


The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contracts, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify each contract as necessary to comply with any new tax laws.


The investment managers for the funds are as follows:


o    AIM Variable Insurance Funds - A I M Advisors, Inc.

o American Century Variable Portfolios, Inc. - American Century Investment Management, Inc.


o    GT Global Variable Investment Funds - Chancellor LGT Asset Management, Inc.

o IDS Life Retirement Annuity Mutual Funds - IDS Life. American Express Financial Corporation is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.


o    Janus Aspen Series Portfolios - Janus Capital Corporation.


o    OCC Accumulation Trust Portfolios - OpCap Advisors.


o    Oppenheimer Variable Account Funds - OppenheimerFunds, Inc.


o    Putnam Variable Trust - Putnam Investment Management, Inc.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting American Centurion Life at the administrative offices address or telephone number on the front of this prospectus.

The fixed account


Purchase payments also may be allocated to the fixed account. The value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Centurion Life, the company's main portfolio of investments. Interest is credited and compounded daily to produce an effective annual interest rate. We will change the interest rate from time to time at our discretion.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our Albany home office. As the owner, you have all rights and may receive all benefits under the contract. You cannot buy a nonqualified annuity or become an annuitant if you are 81 or older (age 76 or older for qualified annuities).

         When you apply, you may select:

o    the fixed account and/or subaccount(s) in which you want to invest;

o    how you want to make purchase payments;

o    the date you want to start receiving annuity payouts (the retirement date);
     and

o    a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccount(s) you selected within two business days after we receive it at our Albany home office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Albany home office. Additional purchase payments may be made to nonqualified and qualified annuities until the retirement date.

The retirement date
Annuity payouts will be scheduled to begin on the retirement date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o    no later than the annuitant's 90th birthday.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

     o   on or after the annuitant reaches age 59 1/2; and
     o by April 1 of the year following the calendar year when the annuitant reaches age 701/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 90th birthday.

Beneficiary
If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

Minimum payment amounts

Initial payment:  $2,000 (We reserve the right to decrease the minimum payment.)

Minimum additional purchase payment(s):     $50

Maximum  payment(s):........$1,000,000  of  cumulative  payments (We reserve the right to increase the maximum payment.)

How to make payments
By letter

Send your check along with your name and contract number to:

              Regular mail:
              American Centurion Life Assurance Company
              P.O. Box 5555
              Albany, NY 12205-0555

              Express mail:
              American Centurion Life Assurance Company
              20 Madison Avenue Extension
              Albany, NY 12203

Charges

Contract administrative charge
This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, the $30 annual charge will be deducted at the time of withdrawal regardless of contract value. The annual charge cannot be increased and does not apply after annuity payouts begin.

Variable account administrative charge
This charge is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. Annually, it totals 0.15% of their average daily net assets. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. The variable account administrative charge cannot be increased.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the funds in which they invest. Annually, the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Centurion Life annuitants live. If, as a group, American Centurion Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Centurion Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge and variable account administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. The withdrawal amount you request is determined by drawing from your total contract value in the following order:

1. First, we withdraw up to 10% of your prior anniversary contract value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary contract value each contract year.

2. Next, we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

3. Next, we withdraw purchase payments received eight or more contract years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more contract years before withdrawal.

4. Finally, if necessary, we withdraw purchase payments received in the seven contract years before the withdrawal. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


The withdrawal charge percentage depends on the number of contract years since you made the payment(s).

      Contract years from              Withdrawal charge
        payment receipt                   percentage
               1                              7%
               2                              6%
               3                              5%
               4                              4%
               5                              3%
               6                              2%
               7                              1%
           Thereafter                         0%

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 1998 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o We received these payments - $10,000 July 1, 1998, $8,000 Dec. 31, 2004 and $6,000 Feb. 20, 2006; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2008 and had not made any other withdrawals during that contract year; and

o    The prior anniversary July 1, 2008 contract value was $38,488.

Withdrawal charge                             Explanation
            $0 $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and

             0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

             0               $10,000 July 1, 1998 payment was received  eight or
                             more  contract  years  before   withdrawal  and  is
                             withdrawn without withdrawal charge; and

            240 $8,000 Dec. 31, 2004 payment is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

            240 $6,000 Feb. 20, 2006 payment is in its fourth contract year from receipt, withdrawn with a 4% withdrawal charge.

----------------------------
           $480

The withdrawal charge is calculated so that the total amount minus any withdrawal charge equals the amount you request. If you take a full withdrawal from your contract, the $30 contract charge also will be deducted.

Waiver of withdrawal charge

There are no withdrawal charges for:

o withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;
o contract earnings - if any - in excess of the annual 10% free withdrawal amount;
o required minimum distributions from a qualified annuity after you reach age 70 1/2 (for those amounts required to be distributed from this annuity only);
o    contracts settled using an annuity payout plan; and
o    death benefits.

Possible group reductions: In some cases, lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges.
However, we expect this to occur infrequently.

Valuing your investment

Here is how your fixed account and variable subaccounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments and transfer amounts plus interest earned, less any amounts withdrawn or transferred and any contract administrative charge.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract. Please remember that investment performance, expenses and deductions of certain charges affect accumulation unit value.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
Determined by:

     o adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
     o   dividing that sum by the previous net asset value per share; and
     o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments allocated to the variable subaccount(s);
o    transfers into or out of the variable subaccount(s);
o    partial withdrawals;
o    withdrawal charges; and/or
o    contract administrative charges.

Accumulation unit values will fluctuate due to:

o    changes in net asset value of underlying mutual fund(s);
o    dividends distributed to the variable subaccount(s);
o    capital gains or losses of underlying mutual fund(s);
o    mutual fund operating expenses;
o    mortality and expense risk fees; and/or
o    variable account administrative charges.

Making the most of your annuity

Automated dollar-cost averaging*
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. For specific features contact your agent.

                                    How dollar-cost averaging works

                                               Amount      Accumulation   Number of units
                               Month          invested      unit value       purchased
                               ------------ ------------- --------------- -----------------

By investing an                   Jan           $100            $20               5.00
equal number of
dollars each month...             Feb            100             18               5.56

                                  Mar            100             17               5.88

you automatically                 Apr            100             15               6.67
buy more units
when the per unit                 May            100             16               6.25
market price is low...
                                  Jun            100             18               5.56

                                  Jul            100             17               5.88

                                  Aug            100             19               5.26

and fewer units                  Sept            100             21               4.76
when the per unit
market price is                   Oct            100             20               5.00
high


You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

* Some restrictions may apply.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer request at the next close of business after we receive it. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time as follows:

o    Limit the number of transfers to 12 per contract year; and/or

o    Require up to 10 valuation dates between each transfer; and/or

o    Limit the maximum  transfer  amount on any  valuation  date to  $2,000,000;
     and/or

o Upon 30 days written notice, only accept transfer instructions from you and not from your representative, agent or any person acting under a power of attorney from you.

We may make these transfer privilege modifications on a uniform basis for all contractholders in a class, if we determine, in our sole discretion, that the exercise of transfer rights by one or more contract owners is, or would be, to the disadvantage of other contract owners.

(For information on transfers after annuity payouts begin, see "Transfer policies.")

Transfer policies

     o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

     o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).

     o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

     o We will not accept requests for transfers from the fixed account at any other time.

     o Once annuity payouts begin no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts.

Two ways to request a transfer or a withdrawal
1        By letter

Send  your  name,   contract   number,   Social   Security  number  or  taxpayer
identification number and signed request for a transfer or withdrawal to:

Regular mail:
American Centurion Life Assurance Company
P.O. Box 5555
Albany, NY 12205-0555

Express mail:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or withdrawals: $500 or entire variable subaccount or fixed account balance

Maximum amount
Transfers or withdrawals:  Contract value

2        By automated transfers and automated partial withdrawals

Your agent can help you set up automated transfers among your subaccount(s) or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to American Centurion Life. You must allow 30 days for American Centurion Life to change any instructions that are currently in place.

     o   Automated transfers may not exceed an amount that, if continued,  would
         deplete  the  fixed  account  or  subaccount(s)   from  which  you  are
         transferring within 12 months.

     o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

     o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals:    $100 monthly/$250 quarterly, semiannually
                                       or annually

Maximum amount
Automated transfers or withdrawals:    Contract value (except for automated
                                       transfers from the fixed account)

Withdrawals from your contract

As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending a written request to American Centurion Life. For total withdrawals we will compute the value of your contract at the next close of business after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). No withdrawals may be made after annuity payouts begin.

Withdrawal policies
If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal By regular or express mail:

     o   Payable to owner.

     o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

          - the withdrawal amount includes a purchase payment check that has not cleared;
          - the NYSE is closed, except for normal holiday and weekend closings;
          -    trading on the NYSE is restricted, according to SEC rules;
          -    an emergency,  as defined by SEC rules,  makes it  impractical to sell securities or value the net assets of the accounts; or
          -    the  SEC  permits  us to  delay  payment  for the  protection  of security holders.

     NOTE: You will be charged a fee if you request express mail delivery.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership on a form approved by us and sent to our Albany home office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm authenticity. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Centurion Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death


Your ACL Personal Portfolio Plus2 contract includes the death benefit described below.

If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greater of:

1.       the contract value; or

2.       the total purchase payments less any "death benefit adjustment"; or

3. the highest contract value on any prior contract anniversary, plus any purchase payments paid and less any "death benefit adjustment" since the contract anniversary.

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value.

We calculate the "death benefit adjustment" for any and each partial withdrawal by multiplying (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and

(b)  is the death benefit on the date of (but prior to) the partial withdrawal.

The result is subtracted from the death benefit otherwise payable had there not been a partial withdrawal.

Example:

o    The owner purchases an annuity contract for $20,000 on January 1, 1999.

o On January 1, 2000 (the first contract anniversary) the contract value has grown to $24,000.

o On March 1, 2000 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.



The death benefit on March 1, 2000 is calculated as follows:

The highest contract value on any prior contract anniversary:                                 $24,000.00

plus any purchase payments paid since that anniversary:                                            +0.00

less any "death benefit adjustment" taken since that anniversary, calculated as:

      $1,500      x $24,000 =                                                                  -1,636.36
      ------                                                                                   ---------
      $22,000

resulting in a benefit of:                                                                    $22,363.64


Your ACL Personal PortfolioSM contract includes the death benefit described below.


If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant were age 75 or younger on the date the annuity was issued and if all withdrawals you have made from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:


1.       the contract value; or
2.       the total purchase payments paid less any amounts withdrawn; or
3. on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by adding any purchase payments made since that most recent fifth contract anniversary and by subtracting any amounts withdrawn since that most recent fifth contract anniversary.

For annuities where both you and the annuitant were 75 or younger on the date the annuity was issued and you have made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date the annuity was issued, we will pay the beneficiary the contract value.


Example:

o    The owner purchases an annuity contract for $20,000 on January 1, 1999.

o On June 1, 2004 the owner takes a $1,500 partial withdrawal, leaving a contract value of $31,500.

o    On July 15, 2004 the owner makes an additional payment of $1,000.

o    On March 1, 2005 the contract value has fallen to $31,000.

The death benefit on March 1, 2005 is calculated as follows:

     The closest fifth anniversary contract value:                               $33,000.00

     plus any purchase payments paid since that anniversary                      + 1,000.00

     less any partial withdrawals taken since that anniversary:                  - 1,500.00
                                                                                 ----------

for a death benefit of:                                                          $32,500.00


If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the spouse reaches age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No withdrawal charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;
o    the annuitant's age and, in most cases, sex;
o    the annuity table in the contract; and
o    the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified  period  (available  as a fixed payout only):
Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o    over the life of the annuitant;
o    over the joint lives of the annuitant and a designated beneficiary;
o    for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records. Roth IRAs may grow tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals made prior to age 59 1/2. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity (except a Roth IRA) is not tax exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

     o   because of your death;
     o   because you become disabled (as defined in the Code);
     o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
     o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on your annual tax return.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security number or taxpayer identification number, you may elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) withholding is computed using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security number or taxpayer identification number, you may elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted also may have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification


Each contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contracts are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contracts to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contracts to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.


Voting rights

As a contract owner with investments in the variable subaccount(s), you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

     o   the reserve held in each subaccount for your contract
     o divided by the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled will be sent. We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any mutual fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Centurion Life's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for mutual fund shares held in the subaccount(s) when American Centurion Life believes it would be in the best interest of persons having voting rights under the contract. American Centurion Life also reserves the right to change the mutual funds in which the subaccounts invest and to create new subaccounts that invest in additional funds.

In the event of any such substitution or change, American Centurion Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance department. American Centurion Life will notify owners of any substitution or change.

Distribution of the contracts

The contracts will be distributed by banks and financial institutions either directly or through a network of third-party marketers. American Express Financial Advisors Inc., the principal underwriter for the variable account, will pay commissions for the distribution of the contracts to the broker-dealers of the banks or financial institutions or the broker-dealers of the third-party marketers who have entered into distribution agreements with American Express Financial Advisors Inc. These commissions will not be more than 7.5% of purchase payments received on the contracts.

From time to time, American Centurion Life will pay or permit other promotional incentives, in cash or credit or other compensation.

About American Centurion Life


The annuities are issued by American Centurion Life. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.


American Centurion Life is a stock life insurance company organized in 1969 under the laws of the state of New York. Its home office is located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life is licensed in the states of Alabama, Delaware, and New York and conducts a conventional life insurance business in New York.

American Express Financial Advisors Inc. is the principal underwriter for the variable account. Its home office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors is registered with the SEC under the Securities Exchange

Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Financial Advisors is a wholly-owned subsidiary of AEFC.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the variable account. The variable account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the variable account's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.

Regular and special reports

Services
To help you track and evaluate the performance of your annuity, American Centurion Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information

Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Saving for Retirement.........................................
Prospectus....................................................
Financial Statements -
 .........American Centurion Life Assurance Company

--------------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:


_______ ACL Personal Portfolio Plus2 / ACL Personal PortfolioSM

_______ AIM Variable Insurance Funds, Inc.

_______ American Century Variable Portfolios, Inc.


_______ GT Global Variable Investment Funds

_______ IDS Life Retirement Annuity Mutual Funds


_______ Janus Aspen Series Portfolios


_______ OCC Accumulation Trust Portfolios


_______ Oppenheimer Variable Account Funds

_______ Putnam Variable Trust - Class IA Shares

_______ Putnam Variable Trust - Class IB Shares


Mail your request to:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
800-504-0469

American Centurion Life will mail your request to:

Your name________________________________________________________

Address__________________________________________________________

City__________________State_____________________Zip _____________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


                          ACL PERSONAL PORTFOLIO PLUS2


                                       and

                            ACL PERSONAL PORTFOLIOSM

                         ACL VARIABLE ANNUITY ACCOUNT 2


                                  Oct. __, 1998



ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information (SAI), dated Oct. __, 1998, is not a prospectus. It should be read together with the prospectus dated Oct. __, 1998, which may be obtained from your agent, or by writing or calling American Centurion Life at the address or telephone number below.




American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY  12205-0555
800-504-0469

                                TABLE OF CONTENTS

Performance Information....................................................3

Calculating Annuity Payouts................................................6

Rating Agencies............................................................7

Principal Underwriter......................................................8

Independent Auditors.......................................................8

Saving for Retirement......................................................8

Prospectus.................................................................8

Financial Statements
 .........- American Centurion Life Assurance Company

PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of each fund. We show performance from the commencement date of the funds as if the annuity had existed at that time. No information is provided for the subaccounts because they had no activity in 1997.

Calculation of Yield for the Subaccount investing in IDS Life Moneyshare Fund

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Compound Yield =[(Base Period Return + 1) x (365/7)] - 1

Calculation of Yield for the subaccounts investing in income funds

For the subaccounts investing in income funds quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 - 1]
                                       cd

where:            a = dividends and investment income earned during the period
                  b = expenses accrued for the period (net of reimbursements)
                  c = the  average   daily  number  of   accumulation   units
                      outstanding during the period that were entitled to receive dividends
                  d = the maximum  offering price per  accumulation  unit on the last day of the period

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Calculation of Average Annual Total Return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                                  P(1+T)n = ERV

where:                P =  a hypothetical initial payment of $1,000
                      T =  average annual total return
                      n =  number of years
                    ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or 10-year (or other) period at the end of the one, five-, or 10-year (or other) period (or fractional portion thereof)


           Average Annual Total Return For Period Ended Dec. 31, 1997


Average Annual Total Return with Withdrawal

                                                            Performance Since
                                                       Commencement of the Fund**
                                                                            Since
                                                                            Commencement
Subaccount investing in:                   1 Year      5 Year     10 Year   (Fund)
-----------------------
AIM V.I.
  Growth and Income Fund (5/94)*             16.82%      --         --        19.68%
  International Equity Fund (5/93)           -1.37%      --         --        10.47%
  Value Fund (5/93)                          14.87%      --         --        17.45%

AMERICAN CENTURY
  VP Income and Growth (10/97)               --          --         --         0.72%
  VP Value (5/96)                            17.22%      --         --        15.29%

GT GLOBAL
  Variable Latin America Fund (2/93)          5.76%      --         --         9.13%
  Variable New Pacific Fund (2/93)          -45.46%      --         --        -5.39%

IDS LIFE
  Aggressive Growth Fund (1/92)               3.90%      10.66%     --        10.42%
  Capital Resource Fund (10/81)              15.24%      10.17%     12.92%    --
  Growth Dimensions Fund (4/96)              15.46%      --         --        17.20%
  International Equity Fund (1/92)           -5.27%       8.19%     --         6.49%
  Managed Fund (4/86)                        10.67%      10.95%     11.91%    --
  Moneyshare Fund (10/81)                    -3.02%       2.20%      3.65%    --
  Special Income Fund (10/81)                 0.34%       7.40%      7.96%    --

JANUS ASPEN SERIES
  Balanced Portfolio (9/93)                  13.28%      --         --        13.07%
  Worldwide Growth Portfolio (9/93)          13.33%      --         --        20.05%

OCC ACCUMULATION TRUST
  Equity Portfolio (8/88)                    17.74%      17.27%     --        16.22%
  Managed Portfolio (8/88)                   13.42%      17.60%     --        18.61%
  Small Cap Portfolio (8/88)                 13.42%      12.40%     --        14.05%
  U.S. Government Income Portfolio (1/95)    -1.29%      --         --         4.16%

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (4/85)                         17.80%      16.47%     14.53%    --
  High Income Fund (4/86)                     3.56%      11.62%     12.36%    --

PUTNAM VT - Class IA Shares
  Diversified Income Fund (9/93)             -0.99%      --         --         5.32%
  Growth and Income Fund (2/88)              15.25%      16.73%     --        14.30%
  High Yield Fund (2/88)                      5.58%      10.45%     --         9.82%
  New Opportunities Fund (5/94)              14.40%      --         --        21.14%

PUTNAM VT - Class IB Shares
  Diversified Income Fund (9/93)             -1.08%      --         --         5.05%
  Growth and Income Fund (2/88)              15.12%      16.50%     --        14.63%
  High Yield Fund (2/88)                      5.47%      10.23%     --         9.55%
  Voyager Fund (2/88)                        17.45%      16.89%     --        16.03%

* (Commencement date of the fund)
** Current applicable charges deducted from fund performance include a 1.25% mortality and expense risk fee and a 0.15% variable account administrative charge.


Average Annual Total Return without Withdrawal

                                                            Performance Since
                                                       Commencement of the Fund**
                                                                            Since
                                                                            Commencement
Subaccount investing in:                   1 Year      5 Year     10 Year   (Fund)
-----------------------

AIM V.I.
  Growth and Income Fund (5/94)*             23.82%      --         --        20.37%
  International Equity Fund (5/93)            5.30%      --         --        10.92%
  Value Fund (5/93)                          21.87%      --         --        17.81%

AMERICAN CENTURY
  VP Income and Growth (10/97)               --          --         --         7.54%
  VP Value (5/96)                            24.22%      --         --        21.29%

GT GLOBAL
  Variable Latin America Fund (2/93)         12.76%      --         --         9.57%
  Variable New Pacific Fund (2/93)          -42.11%      --         --        -4.90%

IDS LIFE
  Aggressive Growth Fund (1/92)              10.90%      11.06%     --        10.63%
  Capital Resource Fund (10/81)              22.24%      10.58%     12.92%    --
  Growth Dimensions Fund (4/96)              22.46%      --         --        20.62%
  International Equity Fund (1/92)            1.11%       8.63%     --         6.74%
  Managed Fund (4/86)                        17.67%      11.34%     11.91%    --
  Moneyshare Fund (10/81)                     3.52%       2.75%      3.65%    --
  Special Income Fund (10/81)                 7.14%       7.85%      7.96%    --

JANUS ASPEN SERIES
  Balanced Portfolio (9/93)                  20.28%      --         --        13.54%
  Worldwide Growth Portfolio (9/93)          20.33%      --         --        20.43%

OCC ACCUMULATION TRUST
  Equity Portfolio (8/88)                    24.74%      17.59%     --        16.22%
  Managed Portfolio (8/88)                   20.42%      17.91%     --        18.61%
  Small Cap Portfolio (8/88)                 20.42%      12.77%     --        14.05%
  U.S. Government Income Portfolio (1/95)     5.39%      --         --         5.72%

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (4/85)                         24.80%      16.79%     14.53%    --
  High Income Fund (4/86)                    10.56%      12.01%     12.36%    --

PUTNAM VT - Class IA Shares
  Diversified Income Fund (9/93)              5.71%      --         --         5.91%
  Growth and Income Fund (2/88)              22.25%      17.05%     --        14.30%
  High Yield Fund (2/88)                     12.58%      10.85%     --         9.82%
  New Opportunities Fund (5/94)              21.40%      --         --        21.81%

PUTNAM VT - Class IB Shares
  Diversified Income Fund (9/93)              5.61%      --         --         5.64%
  Growth and Income Fund (2/88)              22.12%      16.83%     --        14.63
  High Yield Fund (2/88)                     12.47%      10.64%     --         9.55%
  Voyager Fund (2/88)                        24.45%      17.21%     --        16.03%

*(Commencement date of the fund)
**Current applicable charges deducted from fund performance include a 1.25% mortality and expense risk fee and a 0.15% variable account administrative charge.



Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the one-, five-, or 10-year (or other) period at the end of the one-, five-, or 10-year (or other) period (or fractional portion thereof)

The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner withdraws the entire contract at the end of the one-, five- and 10- year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a withdrawal charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge, and mortality and expense risk fee.

Performance of the subaccount may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date seven days before the retirement date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o        the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o        the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
This value is determined by:

o adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select; and

o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


The following chart reflects the ratings given to American Centurion Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuities. This information relates only to the fixed account and reflects American Centurion Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

            Rating agency                       Rating

              A.M. Best                           A+
                                   (Superior)

            Duff & Phelps                         AAA


PRINCIPAL UNDERWRITER

The principal underwriter for the variable accounts is American Express Financial Advisors Inc. which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

The financial statements of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their report appearing herein.

SAVING FOR RETIREMENT

You may have to save more for retirement because the average person lives 17 years in retirement. Social security and pensions will not cover your expenses in retirement. Sixty cents of every retirement dollar must come from your personal savings.

Sources: Social Security Administration, U.S. Department of Health and Human Services, 1994, p. 88.

PROSPECTUS


The prospectus, dated Oct. __, 1998, is hereby incorporated in this SAI by reference.

PART C.

Item 24.          Financial Statements and Exhibits

(a)       Financial   Statements   included  in  Part  B  of  this  Registration
          Statement:

          The audited financials will be filed by amendment.

(b)       Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

2.        Not applicable.

3. Form of Variable Annuity Distribution Agreement filed electronically as Exhibit 3 to Pre-Effective Amendment No. 2 to Registration
          Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4. Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, is incorporated herein by reference.

8.3 Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered will be filed by amendment.

10.       Consent of Independent Auditors will be filed by amendment.

11. Financial Statement Schedules and Report of Independent Auditors will be filed by amendment.

          Financial Statement Schedules:

          Schedule I  -  Consolidated Summary Of Investments Other Than
                         Investments In Related Parties

          Schedule IV -  Reinsurance Report of Independent Auditors dated
                         February 5, 1998.

          All other schedules to the Financial Statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14.       Financial Data Schedule will be filed by amendment.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated March 25, 1997, filed electronically as Exhibit 14.2 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 8, 1998, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 1 to Registration Statement No 333-00519, filed on or about April 30, 1998, is incorporated herein by reference.


Item 25.          Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                                 Principal Business Address               Positions and Offices with
                                                                              Depositor
------------------------------------ ---------------------------------------- -----------------------------------

Doris A. Anfinson                    IDS Tower 10                             Vice President
                                     Minneapolis, MN  55440

Robert C. Auriema                    Technical Consultants Ltd.               Director
                                     Bayview Tower
                                     Apt. 8G
                                     80 Bay Street Landing
                                     Staten Island, NY  10301

Maureen A. Buckley                   IDS Tower 10                             Chief Administrative Officer and
                                     Minneapolis, MN  55440                      Consumer Affairs Officer

Douglas L. Forsberg                  IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Clarence E. Galston                  IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Jay C. Hatlestad                     IDS Tower 10                             Vice President and Controller
                                     Minneapolis, MN  55440

Robert A. Hatton                     IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Jeffrey S. Horton                    IDS Tower 10                             Vice President and Treasurer
                                     Minneapolis, MN  55440

Richard W. Kling                     IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Bruce A. Kohn                        IDS Tower 10                             Counsel and Assistant Secretary
                                     Minneapolis, MN  55440

David M. Kuplic                      IDS Tower 10                             Vice President-Investments
                                     Minneapolis, MN  55440

Eric L. Marhoun                      IDS Tower 10                             General Counsel and Secretary
                                     Minneapolis, MN  55440

Sarah A. Mealey                      IDS Tower 10                             Vice President-Variable Product
                                     Minneapolis, MN  55440                      Development

Edward J. Muhl                       IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Kenneth W. Nelson                    Tech Products, Inc.                      Director
                                     15 Beach Street
                                     Suite 304
                                     Staten Island, NY  10304

Stuart A. Sedlacek                   IDS Tower 10                             Director, Chairman and President
                                     Minneapolis, MN  55440


Item 25.          Directors and Officers of the Depositor (American Centurion Life Assurance Company)
                  (continued)


Anne L. Segal                        IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Daniel J. Segner                     IDS Tower 10                             Vice President-Investments
                                     Minneapolis, MN  55440

Guerdon D. Smith                     Guerdon D. Smith & Company               Director
                                     P.O. Box 91739
                                     Santa Barbara, CA  93190-1739

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

          The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut



Item 26.  Persons Controlled by or Under Common Control with the Depositor or
          Registrant (Con't)

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota


Item 27.  Number of Contract owners

          As of June 30, 1998, there were 55 contract owners of qualified contracts and there were 149 owners of non-qualified contracts.

Item 28.  Indemnification

          The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------
Ronald. G. Abrahamson                     Vice President - Service Quality     None
IDS Tower 10                              and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                          Senior Vice President - Human        None
IDS Tower 10                              Resources
Minneapolis, MN  55440

Peter J. Anderson                         Senior Vice President - Investment   Vice President
IDS Tower 10                              Operations
Minneapolis, MN  55440

Ward D. Armstrong                         Vice President - American Express    None
IDS Tower 10                              Retirement Services
Minneapolis, MN  55440

John M. Baker                             Vice President - Plan Sponsor        None
IDS Tower 10                              Services
Minneapolis, MN  55440

Joseph M. Barksy, III                     Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Timothy V. Bechtold                       Vice President - Risk Management     None
IDS Tower 10                              Products
Minneapolis, MN  55440

John D. Begley                            Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                           Group Vice President - Los Angeles   None
Suite 900                                 Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                            Vice President - Mature Market       None
IDS Tower 10                              Group
Minneapolis, MN  55440

Walter K. Booker                          Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                         Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                         Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                        Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                            Senior Vice President - Law and      None
IDS Tower 10                              Corporate Affairs
Minneapolis, MN  55440

Daniel J. Candura                         Vice President - Marketing Support   None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President - American Express    None
IDS Tower 10                              Securities Services
Minneapolis, MN  55440

Mark W. Carter                            Senior Vice President and Chief      None
IDS Tower 10                              Marketing Officer
Minneapolis, MN  55440

James E. Choat                            Senior Vice President -              None
IDS Tower 10                              Institutional Products Group
Minneapolis, MN  55440

Kenneth J. Ciak                           Vice President and General Manager   None
IDS Property Casualty                     - DS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                          Vice President - Advisor Staffing,   None
IDS Tower 10                              Training and Support
Minneapolis, MN  55440

Roger C. Corea                            Group Vice President - Upstate New   None
290 Woodcliff Drive                       York
Fairport, NY  14450

Henry J. Cormier                          Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                          Group Vice President -               None
Suite 200                                 Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                            Group Vice President -               None
Suite 312                                 Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                            Vice President and General Counsel   None
IDS Tower 10
Minneapolis, MN  55440

Regenia David                             Vice President - Systems Services    None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                           Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                     Group Vice President -               None
Suite 500                                 Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                          Group Vice President - Eastern       None
Two Datran Center                         Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

James P. Egge                             Group Vice President - Western       None
4305 South Louise, Suite 202              Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                             Senior Vice President, General       None
IDS Tower 10                              Counsel and Chief Compliance
Minneapolis, MN  55440                    Officer

Robert M. Elconin                         Vice President - Government          None
IDS Tower 10                              Relations
Minneapolis, MN  55440

Joseph Evanovich Jr.                      Group Vice President -               None
One Old Mill                              Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Phillip W. Evans,                         Group Vice President - Rocky         None
Suite 600                                 Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Louise P. Evenson                         Group Vice President - San           None
Suite 200                                 Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                           Vice President - Mutual Fund         None
IDS Tower 10                              Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                       Vice President - Institutional       None
IDS Tower 10                              Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                            Vice President and Corporate         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

William P. Fritz                          Group Vice President - Northern      None
Suite 160                                 Missouri
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                              Group Vice President - Twin City     None
8500 Tower Suite 1770                     Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                           Vice President and Marketing         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

Teresa A. Hanratty                        Group Vice President - Northern      None
Suites 6&7                                New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                          Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                          Vice President - Insurance           None
IDS Tower 10                              Investments
Minneapolis, MN  55440

Scott A. Hawkinson                        Vice President - Assured Assets      None
IDS Tower 10                              Product Development and Management
Minneapolis, MN  55440

Brian M. Heath                            Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                           Vice President - Incentive           None
IDS Tower 10                              Management
Minneapolis, MN  55440

James G. Hirsh                            Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                              Group Vice President - Rhode         None
310 Southbridge Street                    Island/Central - Western
Auburn, MA  01501                         Massachusetts

David J. Hockenberry                      Group Vice President - Eastern       None
30 Burton Hills Blvd.                     Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                         Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                           Chairman, President and Chief        Board member
IDS Tower 10                              Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

James M. Jensen                           Vice President - Insurance Product   None
IDS Tower 10                              Development and Management
Minneapolis, MN  55440

Marietta L. Johns                         Senior Vice President - Field        None
IDS Tower 10                              Management
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business            None
IDS Tower 10                              Development
Minneapolis, MN  55440

James E. Kaarre                           Vice President - Marketing           None
IDS Tower 10                              Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                     Vice President - Investment          None
IDS Tower 10                              Accounting
Minneapolis, MN  55440

Linda B. Keene                            Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                        Vice President - Investment          None
IDS Tower 10                              Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                           Senior Vice President -              None
IDS Tower 10                              Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                           Executive Vice President -           None
IDS Tower 10                              Financial Direct
Minneapolis, MN  55440

Richard W. Kling                          Senior Vice President - Risk         Director
IDS Tower 10                              Management Products
Minneapolis, MN  55440

Paul F. Kolkman                           Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                           Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                          Group Vice President - Greater       None
Suite 108                                 Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                         Director and Senior Vice President   None
IDS Tower 10                              - Field Management and Business
Minneapolis, MN  55440                    Systems

Mitre Kutanovski                          Group Vice President - Chicago       None
Suite 680                                 Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                       Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Kurt A. Larson                            Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Lori J. Larson                            Vice President - Brokerage and       None
IDS Tower 10                              Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                      Vice President and Chief U.S.        None
IDS Tower 10                              Economist
Minneapolis, MN  55440

Peter A. Lefferts                         Senior Vice President - Corporate    None
IDS Tower 10                              Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                        Director and Executive Vice          None
IDS Tower 10                              President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Fred A. Mandell                           Vice President - Field Marketing     None
IDS Tower 10                              Readiness
Minneapolis, MN  55440

Daniel E. Martin                          Group Vice President - Pittsburgh    None
Suite 650                                 Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Paula R. Meyer                            Vice President - Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                         Vice President and Senior            None
IDS Tower 10                              Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                         Executive Vice President -           None
IDS Tower 10                              Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                           Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                       Group Vice President - Central       None
Suite 200                                 California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                           Senior Vice President - Client       None
IDS Tower 10                              Service
Minneapolis, MN  55440

Mary Owens Neal                           Vice President - Mature Market       None
IDS Tower 10                              Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                        Group Vice President - New York      None
Suite 220                                 Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                        Vice President - Advisory Business   None
IDS Tower 10                              Systems
Minneapolis, MN  55440

James R. Palmer                           Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Carla P. Pavone                           Vice President - Compensation and    None
IDS Tower 10                              Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                         Senior Vice President - Group        None
IDS Tower 10                              Relationship Leader / AXP
Minneapolis, MN  55440                    Technologies Financial Services

Susan B. Plimpton                         Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                             Group Vice President -               None
One Tower Bridge                          Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                          Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James M. Punch                            Vice President - Special Projects    None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                    Senior Vice President - Fixed        None
IDS Tower 10                              Income
Minneapolis, MN  55440

R. Daniel Richardson                      Group Vice President - Southern      None
Suite 800                                 Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                         Senior Vice President - Field        None
IDS Tower 10                              Management and Financial Advisor
Minneapolis, MN  55440                    Service

Stephen W. Roszell                        Senior Vice President -              None
IDS Tower 10                              Institutional
Minneapolis, MN  55440

Max G. Roth                               Group Vice President -               None
Suite 201 S. IDS Ctr                      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan                              Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Erven A. Samsel                           Senior Vice President - Field        None
45 Braintree Hill Park                    Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                       Group Vice President -               None
Suite 201                                 Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                         Group Vice President - Arizona/Las   None
Suite 205                                 Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                        Senior Vice President and Chief      Director, Chairman and
IDS Tower 10                              Financial Officer                    President
Minneapolis, MN  55440

Donald K. Shanks                          Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                           Vice President - Senior Portfolio    None
IDS Tower 10                              Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                          Vice President - Quality and         None
IDS Tower 10                              Service Support
Minneapolis, MN  55440

William A. Smith                          Vice President and Controller -      None
IDS Tower 10                              Private Client Group
Minneapolis, MN  55440

James B. Solberg                          Group Vice President - Eastern       None
466 Westdale Mall                         Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                             Vice President - Geographic          None
IDS Tower 10                              Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                         Group Vice President - Southern      None
Suite 1100                                California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                           Vice President - Card Member         None
IDS Tower 10                              Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                          Group Vice President - Outstate      None
Suite 433                                 Minnesota Area/North
9900 East Bren Road                       Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                     Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James J. Strauss                          Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                       Vice President - Information         None
IDS Tower 10                              Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                    Vice President - Channel             None
IDS Tower 10                              Development
Minneapolis, MN  55440

Craig P. Taucher                          Group Vice President -               None
Suite 150                                 Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                            Group Vice President -               None
Suite 425                                 Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                          Group Vice President -               None
Suite 180                                 Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                   Group Vice President - Denver/Salt   None
Suite 100                                 Lake City/Albuquerque
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Donald F. Weaver                          Group Vice President - Greater       None
3500 Market Street, Suite 200             Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                         Senior Vice President - Field        None
1010 Main St., Suite 2B                   Management
Huntington Beach, CA  92648

Michael L. Weiner                         Vice President - Tax Research and    None
IDS Tower 10                              Audit
Minneapolis, MN  55440

Lawrence J. Welte                         Vice President - Investment          None
IDS Tower 10                              Administration
Minneapolis, MN  55440

Jeffrey M. Welter                         Vice President - Equity and Fixed    None
IDS Tower 10                              Income Trading
Minneapolis, MN  55440

Thomas L. White                           Group Vice President - Cleveland     None
Suite 200                                 Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                          Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                       Group Vice President - Western       None
Two North Tamiami Trail                   Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                         Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Michael D. Wolf                           Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Michael R. Woodward                       Senior Vice President - Field        None
32 Ellicott St.                           Management
Suite 100
Batavia, NY  14020


Item 29(c).

                       Net Underwriting
Name of Principal      Discounts and        Compensation  on      Brokerage
Underwriter            Commissions          Redemption            Commissions           Compensation
American Express       None                 None                  None                  None
Financial Advisors
Inc.

Item 30.  Location of Accounts and Records

          American Centurion Life Assurance Company
          20 Madison Avenue Extension
          Albany, NY  12205-0555

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

          (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of August, 1998.


                                 ACL VARIABLE ANNUITY ACCOUNT 2
                                  (Registrant)

                                 By American Centurion Life Assurance Company
                                  (Depositor)

                                 By /s/  Stuart A. Sedlacek*
                                         Stuart A. Sedlacek
                                         Chairman and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of August, 1998.

Signature                                    Title

/s/  Robert C. Auriema*                      Director
     Robert C. Auriema

/s/  Douglas L. Forsberg*                    Director
     Douglas L. Forsberg

/s/  Clarence E. Galston*                    Director
     Clarence E. Galston

/s/  Jay C. Hatlestad*                       Vice President and Controller
     Jay C. Hatlestad

/s/  Robert A. Hatton*                       Director
     Robert A. Hatton

/s/  Jeffrey S. Horton**                     Vice President
     Jeffrey S. Horton                       and Treasurer

/s/  Richard W. Kling*                       Director
     Richard W. Kling

Signature                                    Title

                                             Director
     Edward J. Muhl

/s/  Kenneth W. Nelson*                      Director
     Kenneth W. Nelson

/s/  Stuart A. Sedlacek*                     Chairman and
     Stuart A. Sedlacek                      President

/s/  Anne L. Segal*                          Director
     Anne L. Segal

/s/  Guerdon D. Smith*                       Director
     Guerdon D. Smith


*Signed   pursuant  to  Power  of  Attorney,   dated  March  25,   1997,   filed
electronically as Exhibit 14.2 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, incorporated herein by reference.

**Signed   pursuant  to  Power  of   Attorney,   dated  April  9,  1998,   filed
electronically as Exhibit 15.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-00519, incorporated herein by reference..



By:________________________________
         Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2
                     TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other Information.

         The signatures.